Fees Summary	Oct. 20, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 10,633,000
Previously Paid Amount	0.00
Total Fee Amount	1,468.42
Total Offset Amount	0.00
Net Fee	1,468.42
Narrative - Max Aggregate Offering Price	$ 10,633,000
Final Prospectus	true